Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Net Loss Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net loss from continuing operations attributable to stockholders	$(763)	$(625)	$(3,034)	$(641)
Less: dividends declared on preferred shares	(140)	-	(210)
Net loss from continuing operations attributable to common stockholders	(903)	(625)	(3,244)	(641)
Net loss from discontinued operations attributable to stockholders	(41)	(9)	(440)	(9)
Net loss attributable to common stockholders, net of dividends on preferred shares	$(944)	$(634)	$(3,684)	$(650)
Weighted average common shares outstanding	10,846,432	1,515,710	8,543,365	511,452
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.08)	$(0.41)	$(0.38)	$(1.25)
Basic and diluted net loss per share from discontinued operations attributable to stockholders	$-	$(0.01)	$(0.05)	$(0.02)
Basic and diluted net loss per share attributable to common stockholders	$(0.09)	$(0.42)	$(0.43)	$(1.27)